Revenue From Contracts with Customers - Current and Deferred Contracts (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Movement in Deferred Revenue [Roll Forward]
Balance as of December 31, 2017		$ 20,784
Revenue recognized that was included in the deferred revenue balance at the beginning of the period		(20,604)	$ 0
Deferred Revenue, Period Increase (Decrease)		467
Balance as of June 30, 2018		555
Balance as of December 31, 2017		0
Increases due to cash received, excluding amounts recognized as revenue during the period		8,242
Balance as of June 30, 2018		7,732
Increase (Decrease) in Deferred Revenue	$ (510)	$ (92)